Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings
Schedule of information concerning securities sold under agreements to repurchase

	2023	2022

	(Dollars in thousands)
Balance outstanding at year end	$26,781	$18,106
Average daily balance during the year	$25,049	$22,581
Average interest rate during the year	4.17%	1.02%
Maximum month-end balance during the year	$30,509	$28,114
Weighted-average interest rate at year end	4.589%	3.04%

Schedule of repurchase agreements

The following table presents the Company’s repurchase agreements accounted for as secured borrowings:

Remaining Contractual Maturity of the Agreement

(In thousands)

	Overnight and			Greater than 90
December 31, 2023	Continuous	Up to 30 Days	30‑90 Days	Days	Total
Repurchase Agreements
State and municipal obligations	$26,781	$—	$—	$—	$26,781
Total	$26,781	$—	$—	$—	$26,781

	Overnight and			Greater than 90
December 31, 2022	Continuous	Up to 30 Days	30‑90 Days	Days	Total
Repurchase Agreements
U.S government agencies	$18,106	$—	$—	$—	$18,106
Total	$18,106	$—	$—	$—	$18,106